Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Share -Based Compensation [Abstract]
SHARE-BASED COMPENSATION
NOTE 27:-	SHARE-BASED COMPENSATION

a.	Starting December 2011 the Company activates its Share Incentive Plan (the "Plan"). Pursuant to the Plan, the Company may grant directors, employees, officers and services providers, options, ordinary shares, restricted shares and other share based awards as set out in the Plan, convertible into up to 8 million of the Company's shares, subject to various tax consequences and regimes.

b.	In 2017, the Company granted, as part of the plan in section a above share options, Restricted Share Units ("RSUs") and Performance Share Units ("PSUs") to the Company's employees and officers.

c.	The following table presents the change in number of the Company's share options and their original weighted average exercise price:

	2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS
Share options at beginning of year	1,253,973	44.60	1,797,010	45.15
Share options granted	3,617,949	40.36	-	-
Share options forfeited	(23,533)	37.38	(106,369)	40.97
Share options exercised	-	-	-	-
Share options expired	(1,054,304)	44.75	(436,668)	47.75
Share options at end of year	3,794,085	39.06	1,253,973	44.60
Share options exercisable at end of year	133,113	43.84	642,347	45.33

Each abovementioned share option, except for the options granted to Mr. Dori Segal the former CEO of the Company, is exercisable into one ordinary share of NIS 1 par value of the Company at an exercise price that is linked to the Israeli CPI and subject to adjustments (for share distributions, rights issues and dividend distributions). The exercise price is determined as the average share price in the 30 days preceding the grant date. The grantees are also provided the choice of a cashless exercise. The options vest over three years in three equal instalments, starting one year from the grant date of the options, and the options expire four years after the grant date.

The options granted to Mr. Dori Segal, the former CEO of the Company, for which the exercise was contingent upon the average price target of the Company's share being higher than the exercise price and for the exercise thereof, requires that during the 12 months preceding the exercise date, the average share price on the stock exchange for a period of 90 consecutive days, would not be less than NIS 45. The final expiration date of the options is five years after the grant date, even in the event of the termination of employment. In January 2018, following the termination of employment of the former CEO, the remainder of the options were vested.

d.	The following table presents the movement in units of the Company RSUs and PSUs:

	2017		2016
	RSUs	PSUs	RSUs	PSUs
Units at beginning of the year	43,568	250,358	104,909	383,920
Units granted	116,766	-	-	-
Units forfeited	(3,835)	(36,326)	(7,903)	(38,836)
Units Vested	(42,648)	-	(53,438)	-
Units Expired	-	(195,870)	-	(94,726)
Units at end of year	113,851	18,162	43,568	250,358

Each RSU and PSU is exercisable into one ordinary share of the Company. The RSUs vest over three years in three equal instalments, starting one year from the grant date of the RSU.

The PSUs (which were granted to officers only) vest over three years in one instalment from the grant date and are subject to a general yield (including dividend distributions) of the Company average share price during the vesting period of at least 20% with respect to the Company average share price in the 30 days preceding the grant date. In the event of a dividend distribution, the grantees shall be entitled to remuneration that reflects the benefit relating to the dividend in respect of the RSUs and PSUs that had not vested on the dividend distribution date.

e.	The expenses recognized in the income statement for share options, RSU's and PSU's in 2017, 2016 and 2015, amounted to NIS 10.7 million, NIS 8.6 million and NIS 3.1 million, respectively.

f.	Cash-settled transactions

As of the reporting date there are 103 thousand RSU units that are vesting over three or four years period and are settled in cash (as of December 31, 2016 - 138 thousand RSU units).

The carrying amount of the liability relating to the aforementioned cash settled compensation plans as of December 31, 2017 is NIS 3 million (2016 - NIS 3 million).